Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of provisions

Included in non-current liabilities
	For contingencies
	12.31.25	12.31.24
Balance at the beggining of the year	28,286	28,249
Increases	3,980	18,009
Result from exposure to inflation for the year	(8,260)	(17,972)
Balance at the end of the year	24,006	28,286

Included in current liabilities

	For contingencies
	12.31.25	12.31.24
Balance at the beggining of the year	10,646	8,219
Increases	22,728	13,221
Decreases	(4,814)	(5,336)
Result from exposure to inflation for the year	(4,057)	(5,458)
Balance at the end of the year	24,503	10,646